CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (190.6)	$ (375.1)	$ (279.9)
Other comprehensive income (loss):
Currency translation gain	0.0	4.4	0.6
Net unrealized gain (loss) on available-for-sale securities	6.5	4.5	(5.9)
Comprehensive loss	(184.1)	(366.2)	(285.2)
Net income from discontinued operations attributable to noncontrolling interest	1.1	0.0	0.1
Comprehensive loss attributable to controlling interest	$ (185.2)	$ (366.2)	$ (285.3)